Financial Instruments (Details 3) - Level 1 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning Balance
Fair value of warrants at issuance date	4,603
Changes in values of warrants exercisable into shares liability	3,037
Ending Balance	$ 1,566